Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization and Description of Business

Note 1Organization and Description of Business

VSee Lab, Inc. was incorporated on December 23, 2010 under the laws of the State of Delaware. ThisAmericanDoc, Inc. (“TAD”), a majority owned subsidiary, was incorporated on December 27, 2016, in the State of Delaware. VSee Lab, Inc. and TAD (collectively, the “Company”, “VSee”) are one of the leading providers of virtual healthcare platform services with a focus on high quality, lower costs, and improved outcomes around the world with its integrated platform. The Company is committed to creating a telemedicine experience that’s as simple and accessible as shopping online by providing an advanced, no code, low code telemedicine platform to integrate seamlessly across channels, other existing platforms, and healthcare devices for any virtual care delivery model. The Company is a health services technology company that is responding to the need for rapid, effective system integration within healthcare. The Company operates as a single operating and reportable segment.

Note 1 Organization and Description of Business

VSee Lab, Inc. was incorporated on December 23, 2010 under the laws of the State of Delaware. ThisAmericanDoc, Inc. (“TAD”), a majority owned subsidiary, was incorporated on December 27, 2016, in the State of Delaware. VSee Lab, Inc. and TAD (collectively, the “Company”, “VSee”) are one of the leading providers of virtual healthcare platform services with a focus on high quality, lower costs, and improved outcomes around the world with its integrated platform. The Company is committed to creating a telemedicine experience that’s as simple and accessible as shopping online by providing an advanced, no code, low code telemedicine platform to integrate seamlessly across channels, other existing platforms, and healthcare devices for any virtual care delivery model. The Company is a health services technology company that is responding to the need for rapid, effective system integration within healthcare. The Company operates as a single operating and reportable segment.

IDoc Virtual Telehealth Solutions, Inc.
Organization and Description of Business

Note 1Organization and Description of Business

iDoc Telehealth Solutions, Inc. was incorporated in the state of Virginia on February 26, 2014. The Company subsequently changed its name to iDoc Virtual Telehealth Solutions, Inc. on September 10, 2018, and incorporated in the state of Texas. Encompass Healthcare Billing, LLC (“Encompass”), a wholly owned subsidiary, was incorporated on December 17, 2014, in the state of Colorado and was acquired by the Company on January 1, 2022 (iDoc Virtual Telehealth Solutions, Inc., and Subsidiary collectively referred to as the “Company,” or “iDoc”). The Company is headquartered in Houston, Texas and is one of the leading providers of tele-intensive acute care and tele-neurocritical care in high-value hospital environments. The Company leverages its extensive telehealth platform and neuro and general critical expertise to treat and monitor acutely ill patients with diseases of the brain, spinal cord, heart, and lungs that often have complicated medical problems. The Company is a virtual health services management company responding to the need for rapid, effective treatment of emergency patients and the shortage of critical care experts. The Company operates as a single operating and reportable segment. Encompass is a nationwide full service medical billing service provider, specializing in intraoperative neuromonitoring services medical billing.

Note 1Organization and Description of Business

iDoc Telehealth Solutions, Inc. was incorporated in the state of Virginia on February 26, 2014. The Company subsequently changed its name to iDoc Virtual Telehealth Solutions, Inc. on September 10, 2018, and incorporated in the state of Texas. Encompass Healthcare Billing, LLC (“Encompass”), a wholly owned subsidiary, was incorporated on December 17, 2014, in the state of Colorado and was acquired by the Company on January 1, 2022 (iDoc Virtual Telehealth Solutions, Inc., and Subsidiary collectively referred to as the “Company,” or “iDoc”). The Company is headquartered in Houston, Texas and is one of the leading providers of tele-intensive acute care and tele-neurocritical care in high-value hospital environments. The Company leverages its extensive telehealth platform and neuro and general critical expertise to treat and monitor acutely ill patients with diseases of the brain, spinal cord, heart, and lungs that often have complicated medical problems. The Company is a virtual health services management company responding to the need for rapid, effective treatment of emergency patients and the shortage of critical care experts. The Company operates as a single operating and reportable segment. Encompass is a nationwide full service medical billing service provider, specializing in intraoperative neuromonitoring services medical billing.